The New Germany Fund, Inc.

Schedule of Investments	as of September 30, 2021 (Unaudited)

	Shares	Value ($)
Germany 89.5%
Common Stocks 83.8%
Aerospace & Defense 0.1%
Hensoldt AG	30,414	481,471

Airlines 0.6%
Deutsche Lufthansa AG (Registered)*†	280,510	1,930,668

Auto Components 4.4%
Hella GmbH & Co. KGaA*	129,000	9,035,665
SAF-Holland SE*	454,753	6,129,164
		15,164,829
Automobiles 1.5%
Knaus Tabbert AG	68,608	5,040,922

Banks 2.2%
Commerzbank AG*	1,127,189	7,517,753

Biotechnology 0.3%
MorphoSys AG*	20,715	984,271

Building Products 1.5%
Steico SE†	41,920	5,314,771

Capital Markets 0.8%
flatexDEGIRO AG*	124,376	2,649,281

Chemicals 4.9%
Evonik Industries AG	114,117	3,606,463
K+S AG (Registered)*	141,893	2,294,757
LANXESS AG	50,143	3,404,126
Symrise AG ''A''	26,482	3,487,917
Wacker Chemie AG	21,211	3,967,443
		16,760,706
Diversified Financial Services 1.4%
Hypoport SE*	7,268	4,910,542

Diversified Telecommunication Services 0.4%
United Internet AG (Registered)	34,442	1,341,937

Electrical Equipment 1.1%
Nordex SE*	225,835	3,842,052

Food Products 1.4%
KWS Saat SE & Co. KGaA	60,709	4,861,576

Health Care Equipment & Supplies 3.4%
Carl Zeiss Meditec AG	31,626	6,085,960
Siemens Healthineers AG 144A	82,451	5,368,137
		11,454,097
Independent Power & Renewable Electricity Producers 1.8%
Encavis AG†	194,021	3,401,995
Uniper SE	65,556	2,738,821
		6,140,816
Insurance 3.6%
Hannover Rueck SE	58,099	10,190,536
Talanx AG	49,800	2,128,464
		12,319,000
Interactive Media & Services 2.8%
New Work SE	10,496	2,578,729
Scout24 AG 144A	104,270	7,245,477
		9,824,206
Internet & Direct Marketing Retail 7.5%
About You Holding SE*	238,432	6,742,180
HelloFresh SE*	106,960	9,911,517
Zalando SE 144A*	96,710	8,889,965
		25,543,662
	Shares	Value ($)
IT Services 2.8%
Bechtle AG	62,005	4,261,155
CANCOM SE	68,537	4,068,278
GFT Technologies SE	27,761	918,517
Secunet Security Networks AG	765	382,550
		9,630,500
Life Sciences Tools & Services 1.4%
Evotec SE*	99,507	4,752,282

Machinery 11.1%
Deutz AG*	1,007,388	8,785,151
GEA Group AG	100,204	4,597,445
JOST Werke AG 144A	102,064	5,783,989
KION Group AG	75,371	7,062,915
Knorr-Bremse AG	53,689	5,764,078
Krones AG	12,690	1,243,430
Pfeiffer Vacuum Technology AG	3,985	851,599
Rational AG	2,833	2,674,465
Vossloh AG	22,899	1,219,405
		37,982,477
Media 1.0%
ProSiebenSat.1 Media SE	186,672	3,431,060

Metals & Mining 3.3%
thyssenkrupp AG*	1,064,591	11,323,399

Oil, Gas & Consumable Fuels 0.4%
Friedrich Vorwerk Group SE*	15,913	794,463
VERBIO Vereinigte BioEnergie AG	9,077	598,550
		1,393,013
Personal Products 2.8%
Beiersdorf AG	89,439	9,687,209

Pharmaceuticals 1.2%
Dermapharm Holding SE	43,727	4,226,313

Professional Services 0.2%
Amadeus Fire AG	3,336	690,484

Real Estate Management & Development 6.1%
Instone Real Estate Group SE 144A	315,139	9,002,539
LEG Immobilien SE	68,281	9,669,790
PATRIZIA AG	62,004	1,641,920
TAG Immobilien AG	23,707	695,643
		21,009,892
Road & Rail 0.5%
Sixt SE*	11,173	1,714,367

Software 2.9%
Nemetschek SE	35,653	3,747,566
SUSE SA*	73,463	3,012,121
TeamViewer AG 144A*	100,983	2,971,371
		9,731,058
Specialty Retail 2.7%
Auto1 Group SE 144A*	143,632	5,254,988
Fielmann AG	63,544	4,245,412
		9,500,400
Technology Hardware, Storage & Peripherals 2.1%
Cherry AG*	191,980	7,119,540

Textiles, Apparel & Luxury Goods 1.8%
Puma SE	55,111	6,158,166

Thrifts & Mortgage Finance 0.8%
Deutsche Pfandbriefbank AG 144A	249,642	2,832,925

Trading Companies & Distributors 3.0%
Brenntag SE	110,887	10,355,090
Total Common Stocks (Cost $209,445,271)		287,620,735

	Shares	Value ($)
Preferred Stocks 5.5%
Automobiles 1.1%
Porsche Automobil Holding SE	36,944	3,679,470

Health Care Equipment & Supplies 1.0%
Sartorius AG	5,457	3,477,000

Machinery 2.7%
Jungheinrich AG	200,241	9,347,348

Road & Rail 0.7%
Sixt SE	25,708	2,294,061
Total Preferred Stocks (Cost $11,032,768)		18,797,879

Rights 0.2%
Airlines 0.2%
Deutsche Lufthansa AG*† (Cost $927,784)	280,510	666,420
Total Rights (Cost $927,784)		666,420
Total Germany (Cost $221,405,823)		307,085,034

Luxembourg 5.8%
Common Stocks
Auto Components 0.8%
Novem Group S.A.*†	151,003	2,694,960

Commercial Services & Supplies 3.0%
Befesa SA 144A	136,397	10,416,845

Internet & Direct Marketing Retail 0.5%
Global Fashion Group SA*	138,282	1,540,852

Machinery 0.2%
Stabilus SA	8,597	603,263

Media 0.5%
RTL Group SA	30,818	1,844,679

Real Estate Management & Development 0.8%
Aroundtown SA	409,628	2,834,066
Total Luxembourg (Cost $18,544,225)		19,934,665

Netherlands 3.1%
Common Stocks
Aerospace & Defense 1.1%
Airbus SE*	27,161	3,622,989

Internet & Direct Marketing Retail 0.9%
Shop Apotheke Europe NV 144A*	21,890	3,239,535

Life Sciences Tools & Services 1.1%
QIAGEN NV*	70,374	3,652,912
Total Netherlands (Cost $5,155,116)		10,515,436

France 0.3%
Common Stocks
Machinery 0.3%
Alstom SA (Cost $1,374,884)	26,192	997,126

Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.01% (Cost $7,351,038) (a) (b)	7,351,038	7,351,038

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.03% (Cost $4,629,210) (b)	4,629,210	4,629,210

	% of Net
	Shares	Value ($)

Total Investment Portfolio (Cost $258,460,296)	102.2	350,512,509
Other Assets and Liabilities, Net	(2.2)	(7,512,879)
Net Assets	100.0	342,999,630

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies,

please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2021 are as follows:

Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.01% (a) (b)
14,465,113	–	7,114,075 (c)	–	–	80,156	–	7,351,038	7,351,038
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.03% (b)
4,571,092	77,820,283	77,762,165	–	–	736	–	4,629,210	4,629,210
19,036,205	77,820,283	84,876,240	–	–	80,892	–	11,980,248	11,980,248

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2021 amounted to $6,651,430 which is 1.9% of net assets.
(a)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2021.

144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level.  Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Securities are listed in the country of domicile. For purposes of the Fund's investment objective policy to invest in

German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund's

Statement of Investment Objectives, Policies and Investment Restrictions.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)
Germany	$307,085,034	$—	$—	$307,085,034
Luxembourg	19,934,665	—	—	19,934,665
Netherlands	10,515,436	—	—	10,515,436
France	997,126	—	—	997,126
Short-Term Instruments (d)	11,980,248	—	—	11,980,248
Total	$350,512,509	$—	$—	$350,512,509

(d) See Schedule of Investments for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

NGF-PH3

R-080548-1 (1/23)